Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)	$ (5,165)	$ 3,426	$ 236
Other Comprehensive Income (Loss), Net of Tax
Foreign currency translation adjustment	668	22	(46)
Pension and other post-employment benefit plans	33	(17)	60
Other Comprehensive Income (Loss), Net of Tax, Total	701	5	14
ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterest	(4,464)	3,431	250
Comprehensive Income Attributable to Noncontrolling Interest		(34)
Comprehensive Income (Loss) Attributable to Common Shareholders	$ (4,464)	$ 3,397	$ 250